UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Communications and Information Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2008

	Shares or Principal Amount		Value

Common Stocks 93.2%
Application Software 11.0%
Aspen Technology*	127,300	shs.	$1,616,710
Autodesk	5,080,500		170,450,775
Informatica*	1,050,200		13,642,098
Lawson Software*	694,300		4,860,100
Mentor Graphics*Ø	8,604,800		97,664,480
Microsoft	1,333,400		35,588,446
Parametric Technology*	292,220		5,376,848

			329,199,457

Communications Equipment 8.9%
Cisco Systems*	5,889,100		132,858,096
F5 Networks*	511,100		11,949,518
NICE Systems (ADR)*	219,700		5,984,628
QUALCOMM	2,391,600		102,767,052
Riverbed Technology*	1,098,600		13,754,472

			267,313,766

Computer Hardware 2.8%
Apple*	480,500		54,613,630
Hewlett-Packard	660,500		30,541,520

			85,155,150

Computer Storage and Peripherals 11.6%
Electronics for Imaging*Ø	4,570,200		63,662,886
EMC*	8,567,200		102,463,712
NetApp*	8,003,500		145,903,805
Seagate Technology	3,049,900		36,964,788

			348,995,191

Electronic Manufacturing Services 0.5%
HON HAI Precision Industry	4,512,600		15,709,905

Health Care Distributors 2.4%
AmerisourceBergen	802,600		30,217,890
Cardinal Health	361,100		17,795,008
McKesson	451,600		24,300,596

			72,313,494

Health Care Equipment 2.1%
Advanced Medical Optics	1,689,700		30,042,866
Becton, Dickinson	81,300		6,525,138
Kinetic Concepts*	949,700		27,151,923

			63,719,927

Internet Software and Services 15.5%
GigaMedia*	626,500		4,617,305
McAfee*	5,057,200		171,742,512
Open Text*	1,707,400		59,041,892
SonicWALL*	1,186,400		6,216,736
Symantec*	8,329,600		163,093,568
VeriSign*	2,293,800		59,822,304

			464,534,317

IT Consulting and Other Services 6.9%
Amdocs*	7,622,100		208,693,098

Life Sciences Tools and Services 0.6%
Applied Biosystems	537,300		18,402,525

Semiconductors 5.6%
Broadcom (Class A)*	505,100		9,410,013
Marvell Technology Group*	14,761,500		137,281,950
ON Semiconductor	3,318,565		22,433,499

			169,125,462

Systems Software 14.0%
BMC Software*	5,387,500		154,244,125
Check Point Software Technologies*	7,647,000		173,892,781
Citrix Systems*	294,300		7,434,018
Macrovision Solutions*	38,800		596,744
Oracle*	4,095,800		83,185,698

			419,353,366

Technical Software 9.8%
Cadence Design Systems*	6,212,100		41,993,796
Magma Design Automation*	1,639,100		6,589,182
Synopsys*Ø	12,261,400		244,614,930

			293,197,908

Technology Distributors 1.5%
Avnet*	1,797,902		44,282,326

Total Common Stocks			2,799,995,892

Venture Capital Investments† 0.5%
Data Processing and Outsourced Services 0.2%
Silver Peak Systems Series D	2,620,545		5,267,295

Life Sciences Tools and Services 0.3%
Miasole	805,620		9,999,992

Other Venture Capital Investments 0.0%			—

Total Venture Capital Investments			15,267,287

Time Deposits 8.4%
BNP Paribas, Grand Cayman, 2%, 10/1/08	$ 100,000,000		100,000,000
Citibank, Nassau, 1.5%, 10/1/08	52,839,000		52,839,000
JPMorgan Chase, Nassau, 0.5%, 10/1/08	100,000,000		100,000,000

Total Time Deposits			252,839,000

Total Investments 102.1%			3,068,102,179
Other Assets Less Liabilities (2.1)%			(62,411,096)

Net Assets 100.0%			$3,005,691,083

*	Non-income producing security.

Ø	Affiliated Issuers — Fund’s holdings representing 5% or more of the outstanding voting securities (See Note 3).

†	Restricted and non-income producing securities (See Note 4).

ADR — American Depositary Receipts.

As of September 30, 2008, the cost of investments for federal income tax purposes was $3,700,746,310. The tax basis gross appreciation and depreciation of portfolio securities were $16,833,256 and $649,477,387, respectively. Net depreciation was $632,644,131.

Notes to Schedule of Investments (unaudited)

1. Organization - Seligman Communications and Information Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940” Act”), as an open-end diversified management investment company.

2. Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair market value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price that may be materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Investments in foreign securities (including ADRs) are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$2,799,995,892
Level 2 - Other Significant Observable Inputs	252,839,000
Level 3 - Significant Unobservable Inputs	15,267,287

Total	$3,068,102,179

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2007	$0
Net purchases	20,041,767
Net change in unrealized depreciation	(4,774,480)

Balance as of September 30, 2008	$15,267,287

Net change in unrealized depreciation from investments still held as of September 30, 2008	$(4,774,480)

Risk — The products of technology companies may be subject to severe and rapid obolescense and technology stocks may be subject to greater price fluctuations, government regualtion, and limited liquidity as compared to other investments. In addition, investing in one economic sector, such as technology, may result in greater price fluctuations than owning a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average market price fluctuations.

3. Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine months ended September 30, 2008, is as follows:

			Value
	Purchases at Cost	Sales Proceeds
Affiliate			9/30/2008	12/31/2007

Cymer	$—	$55,795,226	$—	$80,583,543
Electronics for Imaging	—	—	63,662,886	102,738,096
Mentor Graphics	58,367,669	—	97,664,480	32,247,292
Synopsys	1,781,480	—	244,614,930	315,957,050

Total	$60,149,149	$55,795,226	$405,942,296	$531,525,981

There was no dividend income earned from these investments for the nine months ended September 30, 2008.

4. Restricted Securities — At September 30, 2008, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2008, are as follows:

Venture Capital Investments:	Acquisition Dates	Shares, Warrants or Principal Amount		Cost	Value

Convertible Preferred Stocks:
FlashPoint Technology Series E	9/10/99	246,914	shs.	$1,000,844	$—
Geographic Network Affiliates International Series A	12/29/99	20,000		2,002,218	—
Geographic Network Affiliates International Series B	12/5/01	100,000		—	—
Miasole Series E	7/10/08	805,620		9,999,993	9,999,992
NeoPlanet Series C	2/18/00	425,412		2,000,001	—
Silver Peak Systems Series D	1/14/08	2,620,545		10,041,774	5,267,295
Techies.com Series C	1/27/00	235,294		1,999,999	—

Total Convertible Preferred Stocks				27,044,829	15,267,287

Common Stocks:
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—
Workstream	3/23/00	2,601		322,766	—

Total Common Stocks				1,333,913	—

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International 9%, payable on demand	12/5/01 to 3/12/02	$ 320,000		320,173	—
Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	—	—
$10 exercise price expiring 1/11/09	1/11/02	8,000		—	—
$10 exercise price expiring 2/4/09	2/4/02	8,000		—	—
$10 exercise price expiring 3/12/09	3/12/02	8,000		—
Techies.com 9%, payable on demand	6/7/00	$ 244,296		244,296	—

Total Convertible Promissory Notes and Warrants				564,469	—

Total Venture Capital Investments				$28,943,211	$15,267,287

5. Options Written - Transactions in options written for the nine months ended September 30, 2008, were as follows:

	Shares Subject To Call	Premiums
Options outstanding, December 31, 2007	341,500	$3,537,349
Option written	913,100	6,247,844
Options expired	(427,300)	(2,600,830)
Options exercised	(315,600)	(1,695,434)
Options terminated in closing purchase transactions	(511,700)	(5,488,929)

Options outstanding, September 30, 2008	—	$—

6. Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.